Series B Warrants (Details) - Series B Warrants - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.39%	1.616%
Expected term (years)	3 months	3 years 7 months 17 days
Weighted-average fair value of warrants	$ 0.15	$ 0.13